World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2014

Dates Covered
Collections Period	09/01/14 - 09/30/14
Interest Accrual Period	09/15/14 - 10/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/14	106,277,678.03	16,301
Yield Supplement Overcollateralization Amount at 08/31/14	1,541,575.71	0
Receivables Balance at 08/31/14	107,819,253.74	16,301
Principal Payments	8,238,110.12	478
Defaulted Receivables	200,695.96	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/14	1,328,345.47	0
Pool Balance at 09/30/14	98,052,102.19	15,808

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	2,803,779.66	293
Past Due 61-90 days	595,821.96	59
Past Due 91 + days	76,825.57	13
Total	3,476,427.19	365

Total 31+ Delinquent as % Ending Pool Balance	3.55%

Recoveries	183,348.94

Aggregate Net Losses/(Gains) - September 2014	17,347.02

Overcollateralization Target Amount	8,259,860.66
Actual Overcollateralization	8,259,860.66

Weighted Average APR	3.98%
Weighted Average APR, Yield Adjusted	6.09%
Weighted Average Remaining Term	19.97

Flow of Funds	$ Amount

Collections	8,793,866.83
Advances	(2,770.41)
Investment Earnings on Cash Accounts	390.85
Servicing Fee	(89,849.38)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,701,637.89

Distributions of Available Funds
(1) Class A Interest	78,445.00
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	8,225,575.84
(9) Distribution to Certificateholders	299,947.93
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	8,701,637.89

Servicing Fee	89,849.38
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 09/15/14	98,017,817.37
Principal Paid	8,225,575.84
Note Balance @ 10/15/14	89,792,241.53

Class A-1
Note Balance @ 09/15/14	0.00
Principal Paid	0.00
Note Balance @ 10/15/14	0.00
Note Factor @ 10/15/14	0.0000000%

Class A-2
Note Balance @ 09/15/14	0.00
Principal Paid	0.00
Note Balance @ 10/15/14	0.00
Note Factor @ 10/15/14	0.0000000%

Class A-3
Note Balance @ 09/15/14	0.00
Principal Paid	0.00
Note Balance @ 10/15/14	0.00
Note Factor @ 10/15/14	0.0000000%

Class A-4
Note Balance @ 09/15/14	49,284,817.37
Principal Paid	8,225,575.84
Note Balance @ 10/15/14	41,059,241.53
Note Factor @ 10/15/14	32.0787855%

Class B
Note Balance @ 09/15/14	24,366,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	24,366,000.00
Note Factor @ 10/15/14	100.0000000%

Class C
Note Balance @ 09/15/14	24,367,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	24,367,000.00
Note Factor @ 10/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	176,114.12
Total Principal Paid	8,225,575.84
Total Paid	8,401,689.96

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.91000%
Interest Paid	78,445.00
Principal Paid	8,225,575.84
Total Paid to A-4 Holders	8,304,020.84

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00
Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00
Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2204932
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.2983442
Total Distribution Amount	10.5188374

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.6128755
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	64.2648216
Total A-4 Distribution Amount	64.8776971

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/14	31,574.59
Balance as of 09/30/14	28,804.18
Change	(2,770.41)

Reserve Account
Balance as of 09/15/14	2,064,965.17
Investment Earnings	85.28
Investment Earnings Paid	(85.28)
Deposit/(Withdrawal)	-
Balance as of 10/15/14	2,064,965.17
Change	-

Required Reserve Amount	2,064,965.17